Stock Incentive Plan - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 07, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Oct. 31, 2015
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual life	10 years
Weighted Average Grant Date Fair Value								$ 6.20
Share-based Payment Arrangement, Expense		$ (2,008)	$ 1,943	$ 6,971	$ 1,943	$ 6,914
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Required Minimum Volume Weighted Average Price Per Common Stock For Exercise Of Vested Options		$ 12.50		$ 12.50		$ 12.50
Total unrecognized stock-based compensation related to stock options		$ 3,100		$ 3,100		$ 8,000
Stock-based compensation award which is expected be recognized over weighted-average period				2 years 10 months 24 days		3 years 2 months 12 days
Shares, Vested and Exercisable		643,547		643,547		0
Percentage of stock options expected to vest after eighteen months of grant date		25.00%		25.00%		25.00%
Percentage of stock options expected to vest on each of second, third and fourth anniversary of the grant date		25.00%		25.00%		25.00%
Contractual life				10 years		10 years
Weighted Average Grant Date Fair Value						$ 3.27
Share-based Payment Arrangement, Expense		$ (921)	828	$ 2,332	828	$ 2,551	$ 3,300	$ 300
Risk-free interest rate						1.80%
Expected volatility						40.00%
Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total unrecognized stock-based compensation related to stock options		$ 3,300		$ 3,300		$ 10,100
Stock-based compensation award which is expected be recognized over weighted-average period				2 years 9 months 18 days		2 years 7 months 6 days
Vesting period						4 years
Weighted Average Grant Date Fair Value		$ 5.62		$ 5.62		$ 8.14
Share-based Payment Arrangement, Expense		$ (1,087)	$ 1,115	$ 4,639	$ 1,115	$ 4,363
2021 Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Required Minimum Volume Weighted Average Price Per Common Stock For Exercise Of Vested Options	$ 12.50
Shares remain available for future grants	11,200,000
Percentage of stock options expected to vest after eighteen months of grant date	25.00%
Percentage of stock options expected to vest on each of second, third and fourth anniversary of the grant date	25.00%
Percentage of fair market value	100.00%
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 10.50
Contractual life	10 years
2021 Omnibus Incentive Plan | Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual life	10 years
2015 Stock Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares remain available for future grants									1,049,450
Vesting period							4 years
Contractual life							5 years
Fair Value Of Options Settled									$ 5,300
Incremental Compensation Expense									$ 2,600